Longterm Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment, Begginning Balance	$ 22,786,158	$ 23,426,105
Additions	0	0
Share loss from equity investment	0
Impairment	(23,140,591)
Foreign currency translation adjustment	354,433	(639,947)
Investmment, Ending Balance	0	22,786,158
Measurement Alternative [ember]
Investment, Begginning Balance	22,786,158	23,426,105
Additions	0	0
Share loss from equity investment	0
Impairment	(23,140,591)
Foreign currency translation adjustment	354,433	(639,947)
Investmment, Ending Balance	$ 0	$ 22,786,158